Trade receivables - narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Impairment loss reversal of impairment loss recognised in profit or loss trade receivables beginning of period	€ 400	€ 1,273	€ 1,475
Minimum
Trade receivables
Payment term (in days)	30 days
Maximum
Trade receivables
Payment term (in days)	90 days